Financial expenses	12 Months Ended
Dec. 31, 2022
Financial Expenses
Financial expenses

33.       Financial expenses

	2022	2021	2020

Financial expenses	(2,762,963)	(1,745,213)	(1,242,255)
Interest on taxes and fees	(187,778)	(61,745)	(43,616)
Swap interest	(644,280)	(352,029)	(45,970)
Interest on lease	(1,333,007)	(845,033)	(766,263)
Inflation adjustment (i)	(336,046)	(247,200)	(161,892)
Discounts granted	(48,774)	(52,509)	(33,725)
Other expenses	(213,078)	(186,697)	(190,789)

(i)	A major portion related to: (i) inflation adjustment of lawsuits, in the amount of R$ 146,642 - see Note 25 (R$ 111,949 as of December 31, 2021); and (ii) inflation adjustment on loans and financing and authorizations, in the amount of R$ 166,411 (R$ 114,980 on December 31, 2021).